Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 177,889	SFr 22,719
Additions	14,234	147,822
Disposals	(191)
Depreciation	(10,880)	(5,955)
Currency Translation	5,553	(54)
Right-of-use assets ending balance	186,605	164,531
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	200,153	29,914
Right-of-use assets ending balance	219,099	177,783
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(22,264)	(7,195)
Right-of-use assets ending balance	(32,494)	(13,252)
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	72,889	9,538
Additions	0	68,232
Disposals	0
Depreciation	(3,830)	(1,033)
Currency Translation	4,817	(303)
Right-of-use assets ending balance	73,876	76,434
Storage | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	77,878	9,782
Right-of-use assets ending balance	83,114	77,708
Storage | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(4,989)	(244)
Right-of-use assets ending balance	(9,238)	(1,275)
Stores & showrooms
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	11,873	6,289
Additions	5,145	693
Disposals	0
Depreciation	(1,908)	(701)
Currency Translation	150	210
Right-of-use assets ending balance	15,260	6,491
Stores & showrooms | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	14,836	7,377
Right-of-use assets ending balance	20,239	8,324
Stores & showrooms | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(2,963)	(1,088)
Right-of-use assets ending balance	(4,979)	(1,833)
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	91,928	5,344
Additions	6,755	78,637
Disposals	0
Depreciation	(4,393)	(3,743)
Currency Translation	533	0
Right-of-use assets ending balance	94,823	80,238
Offices | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	102,892	8,611
Right-of-use assets ending balance	109,064	87,248
Offices | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(10,964)	(3,267)
Right-of-use assets ending balance	(14,241)	(7,010)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	1,199	1,548
Additions	2,334	260
Disposals	(191)
Depreciation	(749)	(478)
Currency Translation	53	39
Right-of-use assets ending balance	2,646	1,369
Cars | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	4,547	4,144
Right-of-use assets ending balance	6,681	4,502
Cars | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(3,348)	(2,596)
Right-of-use assets ending balance	SFr (4,035)	SFr (3,133)